Consolidated statements of changes in equity - BRL (R$) R$ in Thousands		Total	Issued capital	Advance for future capital increase	Treasury shares	Capital reserve	Other comprehensive income (loss)	Accumulated losses
Beginning balance at Dec. 31, 2019		R$ (3,519,174)	R$ 2,243,215	R$ 0	R$ (15,565)	R$ 1,928,830	R$ (159,261)	R$ (7,516,393)
Loss for the year		(10,834,709)						(10,834,709)
Post-employment benefit		655					655
Cash flow hedges		159,261					159,261
Total comprehensive loss		(10,674,793)					159,916	(10,834,709)
Share-based payment (*)	[1]	45,217	3,152	20,625	2,383	19,057
Ending balance at Dec. 31, 2020		(14,148,750)	2,246,367	20,625	(13,182)	1,947,887	655	(18,351,102)
Loss for the year		(4,213,208)						(4,213,208)
Post-employment benefit		5,144					5,144
Cash flow hedges		0
Total comprehensive loss		(4,208,064)					5,144	(4,213,208)
Share buyback		(16,198)			16,198
Share-based payment (*)	[1]	40,009	44,509	(20,505)	17,421	(1,416)
Ending balance at Dec. 31, 2021		(18,333,003)	2,290,876	120	(11,959)	1,946,471	5,799	(22,564,310)
Loss for the year		(722,367)						(722,367)
Post-employment benefit		(518)					(518)
Cash flow hedges		0
Total comprehensive loss		(722,885)					(518)	(722,367)
Share buyback		(3,923)			(3,923)
Share-based payment (*)	[1]	52,311	23,065	(59)	5,678	23,627
Ending balance at Dec. 31, 2022		R$ (19,007,500)	R$ 2,313,941	R$ 61	R$ (10,204)	R$ 1,970,098	R$ 5,281	R$ (23,286,677)

[1]	(*) Refers to the receipt of the exercise of stock options, already registered and to be registered in corporate acts, transfers of treasury shares for the payment of restricted shares net of income tax and the creation of a provision for share-based payment.